Income Taxes	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

Enterprise Income Taxes (“EIT”)

The Company is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

Ostin BVI is incorporated in BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Ostin HK and Austin Optronics are established in Hong Kong and are subject to statutory income tax rate at 16.5%.

The PRC subsidiaries of the Company are subject to statutory income tax rate at 25%.

The Company’s main operating subsidiary in PRC was certified as a High and New Technology Enterprise (“HNTE”) and enjoys a preferential tax rate of 15% since 2013, and the HNTE certificate needs to be renewed every three years. The subsidiary was eligible for a 15% preferential tax rate for the fiscal years ended September 30, 2022, 2021 and 2020, and the Company has renewed its HNTE certificate in November 2019 and thus its validity extends to November 2022. As of September 30, 2022, the tax years ended December 31, 2017 through December 31, 2021 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the fiscal years ended September 30, 2022, 2021 and 2020, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2022.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the fiscal years ended September 30, 2022, 2021 and 2020 as follows:

	For the years ended September 30,
	2022	2021	2020
Income before taxes excluded the amounts of loss incurring entities	$4,936,803	$4,849,826	$1,659,567
PRC EIT tax rates	25%, 15%	25%, 15%	15%
Tax at the PRC EIT tax rates	$740,521	$763,440	$248,935
Tax effect of R&D expenses deduction	(618,891)	(1,105,212)	(29,558)
Tax effect of deferred tax recognized	106,775	208,832	(347,833)
Tax effect of non-deductible expenses	98,538	75,854	1,732
Income tax provision	$326,942	$(57,086)	$(126,725)

Income taxes for the fiscal years ended September 30, 2022, 2021 and 2020 are attributed to the Company’s continuing operations in China and consisted of:

	For the fiscal years ended September 30,
	2022	2021	2020
Current income tax	$118,905	$(265,918)	$173,271
Deferred income tax	208,037	208,832	(299,996)
Total income tax provision	$326,942	$(57,086)	$(126,725)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of September 30, 2022 and 2021 are presented below:

	September 30, 2022	September 30, 2021
Deferred tax assets:
Bad debt allowance	$85,006	$14,125
Inventory impairment provision	164,987	161,693
Other deductible temporary difference	(55,232)	(7,583)
Net operating loss carry-forward	371,643	504,944
Total	$566,404	$673,179

There was no valuation allowance for the deferred tax assets as of September 30, 2022 and 2021. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely than not the company will realize the benefits of those deductible differences as of September 30, 2022 and 2021.